INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of income before provision for (benefit from) income taxes

	Years ended December 31,
	2025	2024
United States	$(17,253,473)	$(22,162,510)
Foreign	1,179,715	(345,698)
Loss before income tax expense	$(16,073,758)	$(22,508,208)

Schedule of components of the provision for income taxes

	Years ended December 31,
	2025	2024
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	—	—
State	—	—
Foreign	(16,086)	—
Total Deferred	(16,086)	—
Total income taxes	$(16,086)	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	For the Years ended December 31, 2025
	Amount ($)	Percentage
Income Tax Expense (Benefit) at statutory federal rate	(3,375,489)	21.0%
Foreign Tax Effects:
India:
Non-taxable bargain purchase gain	(445,427)	2.7%
Others	170,938	(1.0)%
Changes in Valuation Allowance	2,887,012	(17.5)%
Nontaxable or nondeductible items:
Loss on extinguishment of debts	641,679	(4.0)%
Others	105,201	(1.0)%

Effective tax income	(16,086)	0.1%

	For the Years ended December 31, 2025
	Amount ($)	Percentage
Income Tax Expense (Benefit) at statutory federal rate	(4,726,724)	21.0%
Non-deductible items	1,899,065	(8.4)%
Change in Valuation Allowance	2,902,582	(12.9)%
Other	(74,923)	0.3%
	—	0.0%

Schedule of Deferred tax assets (liabilities)

	Years ended December 31,
	2025	2024
Deferred Tax Assets:
Amortization and impairment	$—	$492,385
Deferred Revenue	50,703	—
Accruals and reserve	484,783	—
Stock based compensation	394,466	—
Operating lease liability	55,480	78,087
Net operating losses	9,878,937	8,450,019
Excess interest expenses (163j)	1,131,857	—
Other	263,409	10,566
Deferred tax assets	12,259,635	9,031,057
Valuation Allowance	(11,843,977)	(8,888,489)
Total deferred tax assets	$415,658	$142,568
Deferred Tax Liabilities:
Intangible assets	(85,509)	—
Fixed asset	(4,238,328)	(28,220)
ROU	(40,961)	(114,348)
Other	(90,374)	—
Total deferred tax liabilities	(4,455,172)	(142,568)

Net deferred tax asset/(liability)	$(4,039,514)	$—